Goodwill and Intangible Assets - Narrative Disclosures (Details) - Claims Analytics Inc. $ in Millions	1 Months Ended
Jun. 30, 2018 USD ($)
Goodwill And Intangible Assets [Line Items]
Percentage of voting interests acquired	100.00%
Customer relationships
Goodwill And Intangible Assets [Line Items]
Definite-lived intangible assets acquired during the year	$ 4